SHARE-BASED COMPENSATION ARRANGEMENTS (Details 1)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	1,046,000	2,644,000
Forfeited during the year | Share	(158,000)	(127,000)
Exercised during the year | Share	(905,000)	(1,647,000)
Granted during the year | Share	2,454,000	176,000
Number of shares, Outstanding | Share	2,437,000	1,046,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 15.2	$ 16.55
Forfeited during the year | $ / shares	6.37	12.55
Exercised during the year | $ / shares	14.65	16.42
Granted during the year | $ / shares	5.37	4.32
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 6.08	$ 15.2
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	476,000	996,000
Forfeited during the year | Share	0	(127,000)
Exercised during the year | Share	(476,000)	(465,000)
Granted during the year | Share	381,447	71,850
Number of shares, Outstanding | Share	381,000	476,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 16.48	$ 17.87
Forfeited during the year | $ / shares	0	12.66
Exercised during the year | $ / shares	16.48	18.64
Granted during the year | $ / shares	7.69	4.32
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 7.69	$ 16.48